Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Total income	[1]	£ 7,122	£ 7,253
Credit impairment charges and other provisions		(510)	(156)
Net operating income/(expenses)		6,612	7,097
Operating expenses		(4,910)	(6,384)
Other net income/(expenses)	[2]	23	12
Profit before tax		1,725	725
Total assets		969,266		£ 877,700
Operating segments [member] | Corporate and investment bank [member]
Disclosure of operating segments [line items]
Total income		5,149	5,373
Credit impairment charges and other provisions		(96)	182
Net operating income/(expenses)		5,053	5,555
Operating expenses		(3,615)	(3,628)
Other net income/(expenses)	[2]	15	8
Profit before tax		1,453	1,935
Total assets		882,100		792,500
Operating segments [member] | Consumer, cards and payments [member]
Disclosure of operating segments [line items]
Total income		2,193	2,137
Credit impairment charges and other provisions		(396)	(343)
Net operating income/(expenses)		1,797	1,794
Operating expenses		(1,211)	(1,134)
Other net income/(expenses)	[2]	16	17
Profit before tax		602	677
Total assets		73,100		71,600
Head Office [member]
Disclosure of operating segments [line items]
Total income		(220)	(257)
Credit impairment charges and other provisions		(18)	5
Net operating income/(expenses)		(238)	(252)
Operating expenses		(84)	(1,622)
Other net income/(expenses)	[2]	(8)	(13)
Profit before tax		(330)	£ (1,887)
Total assets		£ 14,100		£ 13,600

[1]	The geographic region is based on counterparty location
[2]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions